S000059297 [Member] Investment Strategy - iShares Broad USD High Yield Corporate Bond ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the ICE BofA US High Yield Constrained Index (the “Underlying Index”), which is a rules-based index consisting of U.S. dollar-denominated, high yield (as determined by ICE Data Indices, LLC (“Index Provider” or “IDI”)) corporate bonds publicly issued and settled in the U.S. The Underlying Index is designed to provide a broad representation of the U.S. dollar-denominated high yield corporate bond market. The Underlying Index is a modified market value-weighted index with a cap on each issuer of 2%. There is no limit to the number of issues in the Underlying Index, but as of October 31, 2025, the Underlying Index included approximately 1,918 constituents and the issuers in the Underlying Index are principally located in the U.S. The components of the Underlying Index are likely to change over time.
As of the date of this prospectus (the “Prospectus”), the bonds eligible for inclusion in the Underlying Index include U.S. dollar-denominated high yield corporate bonds that: (i) are issued by companies having “risk exposure” to countries (i.e., issuers that are subject to the risks of one or more of these countries as a result of the principal country of domicile of the issuers (as determined by the Index Provider)) that are members of the FX-G10, which include Australia, Austria, Belgium, Canada, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Japan, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, New Zealand, Norway, Portugal, Slovakia, Slovenia, Spain, Sweden, Switzerland, the U.K. and the U.S. and their respective territories; (ii) have an average rating of below investment grade (ratings from Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody's”) or S&P Global Ratings are considered; if more than one agency provides a rating, the average rating is attached to the bond); (iii) are registered with the SEC, exempt from registration at issuance, or offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), with or without registration rights; (iv) have at least $250 million of outstanding face value; (v) have an original maturity date of at least 18 months; and (vi) have at least one year to maturity. Excluded from the Underlying Index are certain hybrid capital securities, securities issued or marketed primarily to retail investors, equity-linked securities, securities in legal default, hybrid securitized corporates, eurodollar bonds, taxable and tax-exempt US municipal securities and $1000 par preferred and dividends received deduction-eligible securities. As of October 31, 2025, a significant portion of the Underlying Index is represented by bonds of companies in the industrials industry or sector.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., an instrument's price sensitivity to a change in interest rates), maturity or credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund will invest at least 80% of its assets in the component securities of the Underlying Index, and the Fund will invest at least 90% of its assets in fixed income securities of the types included in the Underlying Index that BFA believes will help the Fund track the Underlying Index. The Fund will invest no more than 10% of its assets in futures, options and swaps contracts that BFA believes will help the Fund track the Underlying Index as well as in fixed income securities other than the types included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is owned, maintained and administered by the Index Provider, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.